Summary of Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Summary of Quarterly Results of Operations (Unaudited)
Summary of Quarterly Results of Operations (Unaudited)
Summarized quarterly financial results for 2012 and 2011 follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share amounts)
2012
Total revenues	$28,092	$35,312	$40,610	$68,577
Gross profit	16,258	18,748	20,636	33,073
Operating income (loss)	8,220	3,959	4,843	10,143
Equity in earnings (loss) of unconsolidated ventures	724	768	680	12,297
Income (loss) before taxes	5,117	2,203	(1,458)	20,030
Net income (loss) attributable to Forestar Group Inc.	2,802	811	(703)	10,032
Net income (loss) per share — basic	0.08	0.02	(0.02)	0.28
Net income (loss) per share — diluted	0.08	0.02	(0.02)	0.28
2011
Total revenues	$29,840	$25,485	$26,241	$54,007
Gross profit	18,629	14,405	12,928	22,646
Operating income (loss)	984	(2,927)	60,171	(113)
Equity in earnings (loss) of unconsolidated ventures	582	402	648	(30,841)
Income (loss) before taxes	(2,416)	(7,154)	56,574	(34,742)
Net income (loss) attributable to Forestar Group Inc.	(2,473)	(3,921)	36,428	(22,880)
Net income (loss) per share — basic	(0.07)	(0.11)	1.03	(0.65)
Net income (loss) per share — diluted	(0.07)	(0.11)	1.02	(0.65)